                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

_______________________________________________________________________________
1.       Name and Address of Issuer:
                 VANGUARD VARIABLE INSURANCE FUND
                 THE VANGUARD GROUP, INC.
                 c/o Vanguard Financial Center
                 P. O. Box 2600
                 Valley Forge, Pennsylvania  19482-2600
_______________________________________________________________________________
2.       Name of each series or class of funds for which this notice is filed:
             VANGUARD VARIABLE INSURANCE FUND
             Money Market Portfolio      Equity Income Portfolio
             High-Grade Bond Portfolio   Small Company Growth Portfolio
             Balanced Portfolio          Growth Portfolio
             Equity Index Portfolio      International Portfolio
                                         High Yield Bond Portfolio
_______________________________________________________________________________
3.       Investment Company Act File Number:

                 Investment Company Act of 1940 File No.:  811-5962
                 Securities Act of 1933 File No.:  33-32216
_______________________________________________________________________________
4.       Last day of fiscal year for which this notice is filed:

                          9/30/96
_______________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

                            N/A                                            [  ]
_______________________________________________________________________________
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                            N/A
_______________________________________________________________________________
7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                            NONE
_______________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                            NONE
_______________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:

                          398,839,541  Shares
                          $843,324,912.  Aggregate Sales Price


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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant
         to rule 24f-2:
                                  398,839,541  Shares
                                  $843,324,912.  Aggregate Sales Price
_______________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                             N/A
_______________________________________________________________________________
12.      Calculation of registration fee:

(i)      Aggregate sale price of securities sold during the fiscal year in           $                $843,324.912.
         reliance on rule 24f-2 (from Item 10):                                       ------------------------------------------

(ii)     Aggregate price of shares issued in connection with dividend                +                   N/A
         reinvestment plans (from Item 11, if applicable):                            ------------------------------------------

(iii)    Aggregate price of shares redeemed or repurchased during the                -                $435,580,576.
         fiscal year (if applicable):                                                 ------------------------------------------

(iv)     Aggregate price of shares redeemed or repurchased and previously            +                    N/A
         applied as a reduction to filing fees pursuant to rule 24e-2 (if             ------------------------------------------
         applicable):

(v)      Net aggregate price of securities sold and issued during the fiscal                           $407,744,336.
         year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii),   ------------------------------------------
         plus line (iv) (if applicable):

(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933         x                    1/33 of 1%
         or other applicable law or regulation (see Instruction C.6):                 ------------------------------------------

(vii)   Fee due [line (i) or line (v) multiplied by line (vi)]                                          $123,558.89
                                                                                      ==========================================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

_______________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
_______________________________________________________________________________
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*______________________________________________________

                      Raymond J. Klapinsky, Senior Vice President and Secretary


Date:_________________

  *Please print the name and title of the signing officer below the signature.



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November 25, 1996                    EXHIBIT "B"


VANGUARD VARIABLE INSURANCE FUND
1300 Morris Drive,  P. O. Box 876
Valley Forge, PA  19482

Gentlemen:

I am acting as counsel to VANGUARD VARIABLE INSURANCE FUND (the "Fund"), in connection with its registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's:       (1)  Declaration of Trust, and amendments
thereto;  (2)   Minutes of the meetings of shareholders and Trustees;  (3)
Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) All other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

Under Article V Section 5.1 of the Declaration of Trust, as amended to date, the Fund is legally authorized to issue an unlimited number of shares, without par value, from an unlimited number of separate series ("Portfolios") of shares. On September 30, 1996 (the end of the Fund's fiscal year), the Fund had 284,984,428 shares of the Money Market Portfolio, 22,157,747 shares of the Equity Index Portfolio, 13,554,654 shares of the High Grade Bond Portfolio, 22,289,103 shares of the Balanced Portfolio, 12,681,222 shares of the International Portfolio, 15,678,904 shares of the Growth Portfolio, 10,370,756 shares of the Equity Income Portfolio, 2,191,887 shares of the High Yield Bond Portfolio, and 4,487,592 shares of the Small Company Growth Portfolio, issued and outstanding.

My examination also disclosed the following information:

1.       On   October 1, 1995, (the beginning of the Fund's fiscal year), the
Fund had no shares registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

2. During the fiscal year ended September 30, 1996, the Fund did not register any shares under the 1933 Act other than pursuant to Rule 24f-2.





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3.       During the fiscal year ended September 30, 1996, the Fund's nine
Portfolios sold a combined total of 398,839,541 shares at an aggregate sales price of $843,324,912. During the fiscal year ended September 30, 1996, the Fund's nine Portfolios redeemed a combined total of 305,854,358 shares at an aggregate redemption price of $435,580,576.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for purpose of registering, under the 1933 Act, the combined total of 398,839,541 shares which were sold by the Fund during the fiscal year in reliance upon Rule 24f-2 of the 1940 Act.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a validly organized and subsisting Trust of the Commonwealth of Pennsylvania, authorized to issue an unlimited number of shares, without par value, from an unlimited number of separate Portfolio of shares;

2. The proposed registration of the combined total of 398,839,541 shares of the Fund in reliance upon Rule 24f-2 of the 1940 Act is proper;

3. Such shares, which were issued for consideration deemed by the Trustees to be consistent with the Declaration of Trust, were legally authorized and issued, fully paid, and non-assessable; and

4. The holders of such shares have the rights provided with respect to such Trust, as amended.


I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice to be filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,


By:      Raymond J. Klapinsky
         Counsel



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